SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 4,982	$ 5,001
Gross profit	2,836	2,697
Research and development expenses	332	353
Selling and marketing expenses	922	984
Segments Profitability	749	972
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,776	1,623
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,621	2,398
Gross profit	1,284	1,043
Research and development expenses	111	123
Selling and marketing expenses	374	417
Segments Profitability	799	503
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	1,956	2,114
Gross profit	1,678	1,843
Research and development expenses	215	226
Selling and marketing expenses	486	497
Segments Profitability	$ 977	$ 1,120